Exhibit 99.1

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03-26-2011	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		4/13/2011

2	Payment Date		4/15/2011

3	Collection Period	2/27/2011	3/26/2011	28

4	Monthly Interest Period- Actual	3/15/2011	4/14/2011	31

5	Monthly Interest- Scheduled			30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	373,000,000.00	—	—	—	—	—
7	Class A-2 Notes	489,000,000.00	—	—	—	—	—
8	Class A-3 Notes	774,000,000.00	466,817,315.25	—	88,980,677.76	377,836,637.49	0.4881610
9	Class A-4 Notes	114,000,000.00	114,000,000.00	—	—	114,000,000.00	1.0000000

10	Equals: Total Securities	$1,750,000,000.00	$580,817,315.25	$—	$88,980,677.76	$491,836,637.49

11	Overcollateralization	545,082,185.79	590,983,662.84			590,983,662.84

12	Total Securitization Value	$2,295,082,185.79	$1,171,800,978.09			$1,082,820,300.33

13	NPV Lease Payments Receivable	1,010,673,954.42	207,460,361.66			181,401,006.76
14	NPV Base Residual	1,284,408,231.37	964,340,616.43			901,419,293.57

					Per $1000	Principal& Interest	Per $1000
			Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes		1.4521%	—	—	—	—
16	Class A-2 Notes		2.8700%	—	—	—	—
17	Class A-3 Notes		3.4100%	1,326,539.20	1.7138749	90,307,216.96	116.6759909
18	Class A-4 Notes		4.5900%	436,050.00	3.8250000	436,050.00	3.8250000

	Equals: Total Securities			1,762,589.20		90,743,266.96

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received	24,334,531.64
20	Pull Ahead Waived Payments	218,030.44
21	Sales Proceeds - Early Terminations	30,013,563.59
22	Sales Proceeds - Scheduled Terminations	45,644,778.76
23	Security Deposits for Terminated Accounts	70,077.00
24	Excess Wear and Tear Received	247,938.16
25	Excess Mileage Charges Received	347,755.12
26	Other Recoveries Received	372,966.96

27	Subtotal: Total Collections	101,249,641.67

28	Repurchase Payments	—
29	Postmaturity Term Extension	—
30	Investment Earnings on Collection Account	5,042.24

31	Total Available Funds, prior to Servicer Advances	101,254,683.91

32	Servicer Advance	—

33	Total Available Funds	101,254,683.91

34	Reserve Account Draw	—

35	Available for Distribution	101,254,683.91

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		976,500.82
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		1,762,589.20
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	98,510,593.89
49	Regular Principal Distribution Amount	88,980,677.76
50	Regular Principal Paid to Noteholders (lesser of Item 49 and Item 50)		88,980,677.76
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		9,529,916.13

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03-26-2011	PAGE 2

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	580,817,315.25
55	Less: Aggregate Securitization Value (End of Collection Period)	(1,082,820,300.33)

56	First Priority Principal Distribution Amount (not less than zero)	—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	580,817,315.25
59	Less: First Priority Principal Distribution Amount	—
60	Less: Targeted Note Balance	(491,836,637.49)

61	Regular Principal Distribution Amount	88,980,677.76

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)	1,082,820,300.33
64	Less: Targeted Overcollateralization Amount (25.75% of Initial Securitization Value)	(590,983,662.84)

65	Targeted Note Balance	491,836,637.49

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)	101,254,683.91
68	Less: Payment Date Advance Reimbursement (Item 80)	—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)	976,500.82
70	Less: Administration Fees Paid (Items 42, 43 and 44)	5,000.00
71	Less: Interest Paid to Noteholders (Item 45)	1,762,589.20
72	Less: 1st Priority Principal Distribution (Item 56)	—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	98,510,593.89
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)	—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)	98,510,593.89

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)	—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance	—
80	Payment Date Advance Reimbursement	—
81	Additional Payment Advances for current period	—

82	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance (0.75% of Initial Securitized Value)		17,213,116.39
85	Initial Reserve Account Balance		17,213,116.39

86	Beginning Reserve Account Balance		17,213,116.39
87	Plus: Net Investment Income for the Collection Period		746.78

88	Subtotal: Reserve Fund Available for Distribution		17,213,863.17
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal Reserve Account Balance		17,213,863.17
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		746.78

93	Equals: Ending Reserve Account Balance		17,213,116.39

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

95	Current Period Net Residual Losses:	Units	Amounts

96	Aggregate Securitization Value for Scheduled Terminated Units	2,879	44,523,029.29
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(45,698,730.76)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(171,303.17)
99	Less: Excess Wear and Tear Received		(247,938.16)
100	Less: Excess Mileage Received		(347,755.12)

101	Current Period Net Residual Losses/(Gains)	2,879	(1,942,697.92)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	17,003	(10,490,342.74)
104	Current Period Net Residual Losses (Item 101)	2,879	(1,942,697.92)

105	Ending Cumulative Net Residual Losses	19,882	(12,433,040.66)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.54%

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03-26-2011	PAGE 3

G.	POOL STATISTICS

107	Collateral Pool Balance Data			Initial	Current

108	Aggregate Securitization Value			2,295,082,186	1,082,820,300
109	Aggregate Base Residual Value			1,568,723,690	954,297,862
110	Number of Current Contracts			104,213	63,915
111	Weighted Average Lease Rate			3.64%	3.69%
112	Average Remaining Term			28.3	8.3
113	Average Original Term			38.6	38.8
114	Proportion of Base Prepayment Assumption Realized				89.64%
115	Actual Monthly Prepayment Speed				1.37%
116	Turn-in Ratio on Scheduled Terminations				87.63%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		68,508	1,271,289,137	1,171,800,978
118	Depreciation/Payments			(20,211,207)	(15,502,450)
119	Gross Credit Losses		(71)	(1,274,235)	(1,289,518)
120	Early Terminations - Regular		(1,372)	(24,199,727)	(22,639,462)
121	Early Terminations - Lease Pull Aheads		(271)	(5,544,924)	(5,026,219)
122	Scheduled Terminations - Returned to VCI	40,355,216	(2,523)	(42,111,498)	(39,552,755)
123	Scheduled Terminations - Purchased	5,343,515	(356)	(5,349,181)	(4,970,274)

124	Pool Balance - End of Period		63,915	1,172,598,365	1,082,820,300

				Securitization
125	Delinquencies Aging Profile — End of Period		Units	Value	Percentage
126	Current		63,044	1,068,046,109	98.64%
127	31 - 90 Days Delinquent		724	12,109,766	1.12%
128	91+ Days Delinquent		147	2,664,425	0.25%

129	Total		63,915	1,082,820,300	100.00%

130	Credit Losses:			Units	Amounts
131	Aggregate Securitization Value on charged-off units			71	1,289,518
132	Aggregate Liquidation Proceeds on charged-off units				(1,072,275)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				(125,259)

136	Current Period Aggregate Net Credit Losses/(Gains)			71	91,984

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			1,971	11,964,340
139	Current Period Net Credit Losses (Item 136)			71	91,984

140	Ending Cumulative Net Credit Losses			2,042	12,056,324

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.53%

142	Aging of Scheduled Maturies Not Sold				Units
143	0 - 60 Days since Contract Maturity				1,751
144	61 - 120 Days since Contract Maturity				46
145	121+ Days since Contract Maturity				18

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03-26-2011	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction(1)
5/15/2011	56,004,481
6/15/2011	82,236,245
7/15/2011	75,697,291
8/15/2011	85,806,892
9/15/2011	87,732,843
10/15/2011	71,596,511
11/15/2011	77,637,613
12/15/2011	57,706,882
1/15/2012	46,620,193
2/15/2012	48,783,683
3/15/2012	57,491,368
4/15/2012	90,398,613
5/15/2012	73,557,832
6/15/2012	45,977,805
7/15/2012	20,722,459
8/15/2012	29,021,253
9/15/2012	20,652,864
10/15/2012	14,417,126
11/15/2012	11,205,138
12/15/2012	8,444,271
1/15/2013	5,014,162
2/15/2013	3,945,202
3/15/2013	5,531,670
4/15/2013	6,112,045
5/15/2013	500,872
6/15/2013	2,801
7/15/2013	1,453
8/15/2013	734
9/15/2013	—
10/15/2013	—
11/15/2013	—
12/15/2013	—
1/15/2014	—
2/15/2014	—
3/15/2014	—
4/15/2014	—
5/15/2014	—
6/15/2014	—
7/15/2014	—
8/15/2014	—
9/15/2014	—
10/15/2014	—
11/15/2014	—
12/15/2014	—
1/15/2015	—
2/15/2015	—
3/15/2015	—
4/15/2015	—
5/15/2015	—
6/15/2015	—
7/15/2015	—
8/15/2015	—
9/15/2015	—
10/15/2015	—
11/15/2015	—
12/15/2015	—
1/15/2016	—
2/15/2016	—
3/15/2016	—
4/15/2016	—

Total:	1,082,820,300

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).
Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month